Segment Financial Information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the six-month period ended June 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	167,641,188	321,320,541	—	75,731,508	237,448,242	—	11,922,829	—	Ps.	814,064,308
Intersegment	259,533,761		175,962,347	47,053,985	10,587,880	251,549,157	20,680,704	24,259,194	(789,627,028)	—
Services income	13,198		176,669	247,635	189	909,804	439	14,203	—	1,362,137
(Impairment) of wells, pipelines, properties, plant and equipment, net	19,014,931		(36,392,092)	(171,830)	—	—	—	—	—	(17,548,991)
Cost of sales	255,656,439		563,805,165	38,613,054	84,944,760	481,817,572	550,181	30,068,714	(769,704,562)	685,751,323
Gross income	190,546,639		(102,737,700)	8,516,736	1,374,817	8,089,631	20,130,962	6,127,512	(19,922,466)	112,126,131
Distribution, transportation and sale expenses	331,001		10,200,978	156,381	—	70,287	90,646	32,711	(3,149,384)	7,732,620
Administrative expenses	19,893,862		27,138,630	7,628,389	793,223	1,687,434	40,703,996	3,317,432	(16,686,510)	84,476,456
Other revenues	3,436,975		3,174,426	428,958	7,892	267,312	154,826	1,110,728	—	8,581,117
Other expenses	2,227,199		1,006,202	100,651	39	16,441	73,347	114,370	(85,701)	3,452,548
Operating income	171,531,552		(137,909,084)	1,060,273	589,447	6,582,781	(20,582,201)	3,773,727	(871)	25,045,624
Financing income	37,075,735		541,629	10,009,689	544,536	594,955	114,406,269	1,012,875	(153,991,237)	10,194,451
Financing cost	92,949,387		17,540,997	188,074	94,061	3,575,805	109,327,911	1,416,355	(153,992,108)	71,100,482
Derivative financial instruments (cost) income, net	(10,739,208)		156,741	—	92,182	(644,612)	(4,648,420)	—	—	(15,783,317)
Foreign exchange (loss) income — net	(20,632,464)		(124,477,013)	(195,264)	—	(458,402)	21,003,651	(1,535,650)	—	(126,295,142)
Profit sharing in associates	106,495		(481,453)	1,005	—	2,011,406	(260,831,141)	2,448,484	257,010,420	265,216
Total duties, taxes and other	77,700,631		—	2,718,193	48,019	1,528,638	8,639,331	338,895	—	90,973,707
Net (loss) income	Ps.	6,692,092	(279,710,177)	7,969,436	1,084,085	2,981,685	(268,619,084)	3,944,186	257,010,420	Ps.	(268,647,357)
Total current assets	937,920,629		228,855,334	282,912,229	40,254,106	284,493,604	2,214,708,552	129,956,074	(3,653,516,921)	465,583,607
Total non-current assets	945,415,557		572,388,371	154,702,640	31,563,567	110,643,895	91,047,489	509,698,621	(612,832,284)	1,802,627,856
Total current liabilities	595,337,603		1,457,901,728	82,717,564	16,026,689	225,132,362	2,229,453,577	59,476,372	(3,653,444,351)	1,012,601,544
Total long-term liabilities	1,781,018,827		588,622,256	76,460,278	2,937,786	1,355,663	1,681,912,232	59,221,993	(1,330,169,669)	2,861,359,366
Total equity (deficit)	(493,020,244)		(1,245,280,279)	278,437,027	52,853,198	168,649,474	(1,605,609,768)	520,956,330	717,264,815	(1,605,749,447)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	63,013,017		5,382,944	3,197,671	1,086,616	136,235	284,137	1,158,009	—	74,258,629
Depreciation of rights of use	160,421		1,566,853	184,726	278,446	349,543	301,264	74,423	—	2,915,676
Net periodic cost of employee benefits	19,412,723		27,750,107	4,532,084	—	1,575	17,267,857	31,314	—	68,995,660
Interest income (1)	101,686		345,114	9,686	168,334	232,728	4,546,423	784,037	—	6,188,008
Interest cost (2)	(2,909,555)		1,545,832	188,052	94,061	2,777,427	64,999,656	1,070,365	—	67,765,838

(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended June 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	80,381,858	162,876,687	—	36,443,936	125,830,318	—	3,312,152	—	Ps.	408,844,951
Intersegment	127,496,911		83,025,869	21,356,659	4,191,797	131,813,310	3,984,549	13,845,389	(385,714,484)	—
Services income	7,062		129,672	125,330	189	413,480	229	7,153	—	683,115
(Impairment) of wells, pipelines, properties, plant and equipment, net	26,544,569		(36,447,717)	—	—	—	—	—	—	(9,903,148)
Cost of sales	128,940,546		286,417,550	17,770,354	43,208,832	255,261,210	345,972	13,725,122	(382,103,636)	363,565,950
Gross income	105,489,854		(76,833,039)	3,711,635	(2,572,910)	2,795,898	3,638,806	3,439,572	(3,610,848)	36,058,968
Distribution, transportation and sale expenses	176,671		6,460,984	75,331	—	44,547	105,190	7,598	(1,633,383)	5,236,938
Administrative expenses	4,980,119		13,130,212	3,113,482	407,525	973,831	21,089,075	2,028,930	(1,971,427)	43,751,747
Other revenues	2,275,170		1,202,875	288,531	4,477	132,892	94,448	333,101	—	4,331,494
Other expenses	1,934,080		628,408	73,329	39	2,875	31	107,510	7,394	2,753,666
Operating (loss) income	100,674,154		(95,849,768)	738,024	(2,975,997)	1,907,537	(17,461,042)	1,628,635	(13,432)	(11,351,889)
Financing income	18,118,052		111,964	5,085,301	294,335	303,587	45,927,650	472,615	(66,658,342)	3,655,162
Financing cost	35,781,051		9,070,167	113,516	59,622	1,705,639	56,110,727	845,777	(66,671,774)	37,014,725
Derivative financial instruments (cost) income, net	3,101,430		134,318	—	50,114	(123,788)	(13,226,530)	—	—	(10,064,456)
Foreign exchange (loss) income — net	(40,337,478)		(143,297,563)	(232,514)	—	(469,194)	25,072,565	(419,055)	—	(159,683,239)
Profit sharing in associates	118,177		141,501	1,000	—	(3,405,399)	(248,337,275)	(7,991,634)	259,707,949	234,319
Total duties, taxes and other	45,955,816		—	2,048,151	14,297	1,585,992	9,179,826	320,653	—	59,104,735
Net (loss) income	Ps.	(62,532)	(247,829,715)	3,430,144	(2,705,467)	(5,078,888)	(273,315,185)	(7,475,869)	259,707,949	Ps.	(273,329,563)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	36,032,330		2,462,100	1,546,745	546,688	68,092	141,106	580,871	—	41,377,932
Depreciation of rights of use	79,551		806,040	101,379	141,115	165,334	150,632	51,979	—	1,496,030
Net periodic cost of employee benefits	9,524,925		13,625,957	2,132,369	—	(838)	8,498,722	15,399	—	33,796,534
Interest income (1)	60,432		103,461	5,881	80,210	123,309	1,669,357	357,094	—	2,399,744
Interest cost (2)	(1,289,026)		803,101	113,494	59,622	1,281,389	34,001,347	645,160	—	35,615,087

(1)Included in financing income.
(2)Included in financing cost.

For the six-month period ended June 30, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	210,208,695	391,599,929	—	81,871,944	136,828,605	—	9,983,763	—	Ps.	830,492,936
Intersegment	243,185,733		122,295,916	54,666,766	6,247,343	281,288,494	45,034,813	26,984,640	(779,703,705)	—
Services income	13,179		164,645	884,275	—	1,012,550	457	27,797	—	2,102,903
(Impairment) of wells, pipelines, properties, plant and equipment, net	(59,536,095)		(6,548,396)	—	—	—	—	—	—	(66,084,491)
Cost of sales	225,377,034		577,117,863	40,042,416	80,669,955	409,704,279	460,531	32,732,333	(733,559,272)	632,545,139
Gross income	168,494,478		(69,605,769)	15,508,625	7,449,332	9,425,370	44,574,739	4,263,867	(46,144,433)	133,966,209
Distribution, transportation and sale expenses	316,937		9,571,998	124,281	—	54,240	16,959	40,072	(2,635,132)	7,489,355
Administrative expenses	36,044,430		33,205,975	10,518,433	376,269	1,278,091	38,132,660	3,270,774	(43,342,167)	79,484,465
Other revenues	1,567,552		6,675,653	1,008,815	13,848	363,057	633,924	1,907,599	—	12,170,448
Other expenses	2,399,104		19,848	1,451	275,190	140,995	952	3,527	(170,719)	2,670,348
Operating income	131,301,559		(105,727,937)	5,873,275	6,811,721	8,315,101	7,058,092	2,857,093	3,585	56,492,489
Financing income	30,052,525		559,823	9,175,301	342,625	206,440	78,981,548	603,430	(111,697,161)	8,224,531
Financing cost	61,914,236		17,221,094	200,419	79,092	2,560,933	103,293,487	1,205,132	(111,693,576)	74,780,817
Derivative financial income (cost) income, net	7,277,345		390,478	—	—	(174,255)	(4,705,229)	—	—	2,788,339
Foreign exchange income (loss), net	120,010,658		116,517,971	180,487	—	67,687	(10,448,807)	4,348,136	—	230,676,132
Profit sharing in associates	(36,008)		2,536,741	44	—	12,703,617	113,450,915	18,693,622	(147,196,962)	151,969
Total duties, taxes and other	137,788,248		—	3,986,924	68,655	401,312	(1,147,993)	296,342	—	141,393,488
Net income	Ps.	88,903,595	(2,944,018)	11,041,764	7,006,599	18,156,345	82,191,025	25,000,807	(147,196,962)	Ps.	82,159,155
Depreciation and amortization of wells, pipelines, properties, plant and equipment	45,405,980		5,706,197	3,157,246	1,056,479	149,289	283,832	1,032,155	—	56,791,178
Depreciation of rights of use	113,458		1,587,118	211,854	—	122,344	294,821	55,982	—	2,385,577
Net periodic cost of employee benefits	18,748,351		27,211,126	4,349,264	—	2,051	16,638,728	23,002	—	66,972,522
Interest income (1)	89,075		485,865	32,888	184,924	40,456	6,133,697	365,906	—	7,332,811
Interest cost (2)	(225,250)		1,725,577	199,954	79,092	2,147,091	64,305,915	1,078,318	—	69,310,697

(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended June 30, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	110,946,624	178,768,338	—	43,120,554	73,435,364	—	6,308,660	—	Ps.	412,579,540
Intersegment	119,412,979		60,765,403	29,994,502	587,387	132,348,619	24,362,588	13,414,644	(380,886,122)	—
Services income	6,419		121,522	938,914	(222)	502,541	225	7,917	—	1,577,316
(Impairment) of wells, pipelines, properties, plant and equipment, net	(18,867,771)		(7,079,332)	—	—	—	—	—	—	(25,947,103)
Cost of sales	121,795,236		277,734,654	21,622,942	41,697,687	203,398,658	315,117	17,483,960	(355,485,478)	328,562,776
Gross income	89,703,015		(45,158,723)	9,310,474	2,010,032	2,887,866	24,047,696	2,247,261	(25,400,644)	59,646,977
Distribution, transportation and sale expenses	148,578		3,985,661	76,746	—	(25,611)	(17,883)	19,442	(1,275,636)	2,911,297
Administrative expenses	19,585,824		17,219,109	5,279,115	150,244	763,313	18,450,331	1,529,133	(23,727,740)	39,249,329
Other revenues	702,841		2,843,993	973,245	9,590	150,105	568,126	725,894	—	5,973,794
Other expenses	1,744,962		(765)	444,794	137,247	19,922	952	3,039	(406,396)	1,943,755
Operating income	68,926,492		(63,518,735)	4,483,064	1,732,131	2,280,347	6,182,422	1,421,541	9,128	21,516,390
Financing income	13,880,957		348,807	4,552,787	204,983	108,226	37,157,911	254,191	(54,298,483)	2,209,379
Financing cost	28,815,708		9,588,288	118,058	38,100	1,241,563	50,473,637	619,456	(54,289,355)	36,605,455
Derivative financial income (cost) income, net	3,050,956		174,753	—	—	(268,857)	(466,905)	—	—	2,489,947
Foreign exchange income (loss), net	54,114,570		55,403,887	106,473	—	32,713	(6,566,620)	2,268,407	—	105,359,430
Profit sharing in associates	(36,963)		1,398,321	44	—	3,121,162	39,013,523	4,551,956	(48,006,030)	42,013
Total duties, taxes and other	65,582,750		—	3,920,277	56,177	335,393	(592,463)	286,191	—	69,588,325
Net income	Ps.	45,537,554	(15,781,255)	5,104,033	1,842,837	3,696,635	25,439,157	7,590,448	(48,006,030)	Ps.	25,423,379
Depreciation and amortization of wells, pipelines, properties, plant and equipment	23,246,437		2,695,759	1,552,736	494,220	67,644	132,626	546,198	—	28,735,620
Depreciation of rights of use	43,680		811,153	115,262	(135,604)	60,417	147,410	35,600	—	1,077,918
Net periodic cost of employee benefits	9,374,176		13,702,260	2,174,632	—	459	8,319,364	11,162	—	33,582,053
Interest income (1)	47,401		329,116	(2,874)	101,007	29,474	2,178,823	147,347	—	2,830,294
Interest cost (2)	(76,444)		847,327	118,004	38,100	1,031,926	32,008,505	573,675	—	34,541,093

(1)Included in financing income.
(2)Included in financing cost.

As of December 31, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.	909,819,796	218,747,813	274,384,409	34,058,111	235,899,424	1,850,711,295	111,621,072	(3,096,701,174)	Ps.	538,540,746
Total non-current assets	910,837,120		521,938,961	162,309,993	27,058,584	101,729,105	158,576,028	448,587,744	(566,102,945)	1,764,934,590
Total current liabilities	629,264,289		1,161,203,831	89,855,544	10,696,459	182,349,198	2,071,859,608	75,119,615	(3,096,630,883)	1,123,717,661
Total non-current liabilities	1,727,159,904		625,142,251	83,574,554	3,191,749	1,247,810	1,590,289,886	58,281,618	(1,256,151,287)	2,832,736,485
Equity (deficit), net	(535,767,277)		(1,045,659,308)	263,264,304	47,228,487	154,031,521	(1,652,862,171)	426,807,583	689,978,051	(1,652,978,810)